RELATED PARTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
RELATED PARTIES
RELATED PARTIES

14.    RELATED PARTIES

We engage in transactions with certain equity investors who are also members, ambassadors or customers. Such transactions primarily relate to their membership in the Wheels Up program, flights, and flight-related services.

As of June 30, 2021 and December 31, 2020, a Class A preferred interest, Class B preferred interest and Class C preferred interest investor held a portion of the debt outstanding under our credit facilities.

Amounts included in the consolidated statements of operations with respect to these equity investor transactions are as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Revenue derived from equity investors	$4,816	$2,410	$9,665	$7,652

Amounts included on the consolidated balance sheets with respect to these equity investor transactions are as follows (in thousands):

	June 30, 2021	December 31, 2020
Deferred revenue from equity investors	$10,091	$14,132
Accounts receivable due from equity investors	$3,386	$3,881

We incurred expenses of $1.0 million and $1.8 million for the three and six months ended June 30, 2021, respectively, and $1.0 million and $2.2 million for the three and six months ended June 30, 2020, respectively, from transactions related to a commercial cooperation agreement with Delta, our Class E preferred interest investor of which $4.2 million and $3.0 million are included in accrued expenses on the consolidated balance sheets as of June 30, 2021 and December 31, 2020, respectively. In addition, we provided $0.5 million and $1.2 million of flights to certain persons currently and previously affiliated with Delta at a discount to our retail pricing for the three and six months ended June 30, 2021, respectively, and $0.3 million and $0.9 million for the three and six months ended June 30, 2020, respectively. Delta provided Wheels Up pilots airfare for business travel at no cost during the periods presented. We incurred expenses of $0.2 million and $0.3 million for the three and six months ended June 30, 2021, respectively, for an aircraft leased from the company of a common interest investor.

We incurred expenses of $23 thousand and $45 thousand for the three and six months ended June 30, 2021, respectively, and $45 thousand for the three and six months ended June 30, 2020, respectively, with the company of a Class A preferred interest investor for consultation services on employee benefits. We incurred expenses of $0 for the three and six months ended June 30, 2021 and $8 thousand and $21 thousand for the three and six months ended June 30, 2020, respectively, with a company in which a Wheels Up executive and a member of the board of directors holds an ownership interest. We incurred expenses of $0.1 million for the three and six months ended June 30, 2021, respectively, and $0.1 million for the three and six months ended June 30, 2020, respectively, for an immediate family member of a Wheels Up executive and a member of the board of directors who was a full-time employee.

Employee Loans Receivable

In January 2016, a senior executive of Wheels Up borrowed $5.0 million from Wheels Up. The borrower executed an interest bearing secured promissory note with a maturity date of January 17, 2025. The interest rate on the loan is 1.81% per annum, which is payable upon the maturity date. Based on our anticipation that the board of directors was ultimately going to decide to forgive the senior executive loan, a full reserve was previously recorded on the amount outstanding. Prior to the effectiveness of the registration statement on Form S-4 filed by Aspirational, which the SEC declared effective on June 23, 2021, the board of directors forgave the senior executive loan. As of December 31, 2020, a Gama senior executive had borrowed $0.1 million that was fully repaid in January 2021.

15.    RELATED PARTIES

We engage in transactions with certain equity investors who are also members, ambassadors or customers. Such transactions primarily relate to their membership in the Wheels Up program, flights, and flight-related services.

We also paid amounts for equity placement and debt advisory fees to an investor that is a Class A preferred interest, Class B preferred interest and Class C preferred interest holder. The equity placement fees were incurred in connection with the 2016 Class B preferred interest and 2017 Class C preferred interest equity raises and were recorded as a reduction of the proceeds in the members’ equity (deficit) section of the consolidated balance sheets. Debt advisory fees related to credit facilities were capitalized as deferred financing costs and amortized over the term of each respective borrowed amount. As of December 31, 2020 and 2019, a Class A preferred interest, Class B preferred interest and Class C preferred interest investor held a portion of the debt outstanding under our credit facilities.

Amounts included on the consolidated balance sheets and in the consolidated statements of operations with respect to these equity investor transactions are as follows (in thousands):

	Year Ended December 31,
	2020	2019	2018
Revenue derived from equity investors	$14,939	$18,332	$18,541
Deferred revenue from equity investors	$14,132	$10,994	$11,044
Accounts receivable due from equity investors	$3,881	$2,071	$1,135

During 2020, we recorded expenses in cost of revenue of $4.2 million from transactions related to a commercial cooperation agreement with Delta, our Class E preferred interest investor of which $3.0 million is included in accrued expenses on the consolidated balance sheet as of December 31, 2020. In addition, we provided $2.1 million of flights to certain persons currently and previously affiliated with Delta at a discount to our retail pricing. Delta provided Wheels Up pilots airfare for business travel at no cost during the year.

We incurred expenses of $0.1 million for each of the years ended December 31, 2020, 2019 and 2018, with the company of a Class A preferred interest investor for consultation services on employee benefits. We incurred expenses of $0.1 million for each of the years ended December 31, 2020, 2019 and 2018, with a company in which a Wheels Up executive and a member of the board of directors holds an ownership interest. During 2020, we incurred expenses of $0.2 million for an immediate family member of a Wheels Up executive and a member of the board of directors that was hired as a full-time employee.

During 2018, we provided a member of the board of directors with flight hours in exchange for consulting services as part of a consulting agreement that terminated on December 15, 2018. We paid a consulting service fee in the amount of $0.3 million for the year ended December 31, 2018 to a member of the board of directors, pursuant to a consulting agreement that terminated on December 31, 2018.

Employee Loans Receivable

In January 2016, a senior executive of Wheels Up borrowed $5.0 million from Wheels Up. In August 2016, another employee of Wheels Up borrowed $13 thousand from Wheels Up. Each borrower executed an interest bearing secured promissory note with a maturity date of January 17, 2025, and February 15, 2019, respectively. The interest rates on the loans are 1.81% per annum and 0.56% per annum, respectively, which are payable upon the maturity date. Interest income from employee loans of $0.1 million is included in interest income in the consolidated statements of operations for the years ended December 31, 2020, 2019 and 2018, respectively. The August 2016 employee loan was fully repaid in February 2019.

Based on our anticipation that the board of directors will decide to ultimately forgive the senior executive loan, during the year ended December 31, 2020, we recorded a full reserve on the amount outstanding. The $5.4 million reserve is recorded within employee loans receivable on the consolidated balance sheet and in general and administrative expense in the consolidated statement of operations.

As of December 31, 2020, a Gama senior executive had borrowed $0.1 million that was fully repaid in January 2021.